Software Development Contract	6 Months Ended
Jun. 30, 2012
Research and Development [Abstract]
Software Development Contract

NOTE 8 – SOFTWARE DEVELOPMENT CONTRACT

On June 28, 2012, the Company entered into a contract for the development of a customized software platform for a customer to facilitate the integration of its marketing and advertising platform within the Company’s services. The Company will receive $200,000 revenue for the software development services. This revenue will be recorded in the third quarter of 2012 in accordance with the Securities and Exchange Commission (the “SEC”) Staff Accounting Bulletin (“SAB”) No. 101, “Revenue Recognition in Financial Statements” (“SAB 101”), as amended by SAB No. 104, and “Revenue Recognition” (“SAB 104”). The Company considers amounts to be earned once evidence of an arrangement has been obtained, services are delivered, fees are fixed or determinable, and collectability is reasonably assured. In such contracts, the Company’s efforts, measured by time incurred, typically represent the contractual milestones or output measure, which is the contractual earnings pattern. There are contractual milestones in this contract that are expected to be completed by the end of the third quarter.